Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 - SUBSEQUENT EVENTS

From October 1, 2019 to November 8, 2019, the Company elected to convert $10,550 of principal and interest of non-redeemable convertible notes into 105,500 shares of common stock of the Company with a fair value of $170,150.

From October 1, 2019 to November 8, 2019, the Holder of the Convertible note elected to convert $41,130 of principal into 62,000 shares of common stock of the Company with a fair value of $80,800.

On November 1, 2019, the Company issued 30,000 shares of Series A Convertible Preferred Stock for stock based compensation due to Nadav Elituv, the Chief Executive Officer of the Company.

NOTE 8 – SUBSEQUENT EVENTS

License

On January 17, 2019, the Company entered into an agreement to purchase a 100% interest in the Colombian License held by Plantro Inc S.A.S. The transaction is subject to the Purchaser’s satisfaction that it can acquire the License free and clear of all encumbrances, completion of due diligence, receipt of any third-party consents and there being no material adverse change in the License. The Company agreed to pay 10,000,000 (Ten Million) Restricted common shares of Two Hands Corporation and pay a Royalty of 15% of net income, calculated in accordance with US GAAP, earned from the License to Plantro Inc S.A.S. The Transaction was expected to close on February 15, 2019. On February 27, 2019, the Company announced the closing of the Transaction was extended to the week of April 4, 2019 to satisfy conditions placed on Plantro Inc S.A.S.

Non-redeemable Convertible Notes

On January 31, 2019, the Company entered into a Side Letter Agreement (“Note”) with Stuart Turk to amend and add certain terms to unsecured, non-interest bearing, due on demand notes payable totaling $106,968 issued by the Company during the period of January 3, 2018 to December 28, 2018. The issue price of the Note is $106,968 with a face value of $128,362 and the Note has a maturity date of December 31, 2019. At the option of the Company, the Company may convert principal and interest at a fixed conversion price of $0.0001 per share of the Company’s common stock. The Note allows for the lender to secure a portion of the Company assets up to 200% of the face value of the Note. If the Note is not paid on the maturity date, the outstanding face amount of the Note shall increase by 20% on January 1, 2020. The outstanding face value of the Note shall increase by another 20% on January 1, 2021 and again on each one year anniversary of the Note until the Note has been paid in full.

On January 31, 2019, the Company entered into a Side Letter Agreement (“Note”) with The Cellular Connection Ltd. to amend and add certain terms to unsecured, non-interest bearing, due on demand notes payable totaling $20,885 issued by the Company during the period of January 23, 2018 to October 16, 2018. The issue price of the Note is $20,885 with a face value of $25,062 and the Note has a maturity date of December 31, 2019. At the option of the Company, the Company may convert principal and interest at a fixed conversion price of $0.0001 per share of the Company’s common stock. The Note allows for the lender to secure a portion of the Company assets up to 200% of the face value of the Note. If the Note is not paid on the maturity date, the outstanding face amount of the Note shall increase by 20% on January 1, 2020. The outstanding face value of the Note shall increase by another 20% on January 1, 2021 and again on each one year anniversary of the Note until the Note has been paid in full.

Convertible Note

On March 1, 2019, the Company entered into a Securities Purchase Agreement with Firstfire Global Opportunities Fund, LLC, (“Holder”) relating to the issuance and sale of a Senior Convertible Note (the “Note”) with an original principal amount of $200,000 less an original issue discount of $20,000 and transaction costs of $5,000 bearing a 7% annual interest rate and maturing September 1, 2020 for $175,000 in cash. The Note and accrued interest, at the option of the Holder, is convertible into common shares of the Company at $0.10 per share. After 180 days after the issue date, the Note together with any unpaid accrued interest is convertible into shares of common stock of the Company at the Holder’s option at the lessor of (i) $0.10 per share or (ii) a variable conversion price calculated at 65% of the market price defined as the lowest trading price during the ten trading day period ending on the latest trading day prior to the conversion date. The Company may prepay the Note in cash, if repaid within 90 days of date of issue, at 115% of the original principal amount plus interest, between 90 days and 120 days at 120% of the original principal amount plus interest and between 120 days and 180 days at 130% of the original principal amount plus interest. Thereafter, the Company does not have the right of prepayment. In conjunction with the issuance of the Note, the Company issued 1,000,000 warrants with an exercise price of $0.20 and a term of two years. The warrants are subject to down round and other anti-dilution protections.

Common Stock

On February 25, 2019, the Company elected to convert $900 of principal and interest of a non-redeemable convertible note due to The Cellular Connection Ltd. into 9,000 shares of common stock of the Company valued at $765,000 ($85.00 per share) at a fixed conversion price of $0.10 per share. The conversion resulted in a loss on settlement of debt of $764,100.